Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Insider Trading Compliance Policy also prohibits our employees, officers, and Directors from hedging their ownership of our securities, including a prohibition on short sales, buying or selling of puts and calls, and purchasing our stock on margin. None of our executive officers or Directors hold any of our stock subject to pledge. Additionally, our
Insider Trading Compliance Policy prohibits trading in securities of any other company about which an employee, officer, or Director learns material, non-public information in the course of performing his or her duties for the Company.
At least annually, our employees are required to confirm they have reviewed and understood the Insider Trading
Compliance Policy. Additionally, our regular compliance training for all employees includes training on insider trading.
Our regular cadence of equity grants to officers, key employees, and Directors is structured so that the dollar value of the grants is determined in advance, with the actual number of shares under the grant determined based on the closing stock price of a future date that is at least two trading days after release of our quarterly earnings report (and otherwise not while the Company is in possession of material non-public information). It is also the policy of the Company to comply with all applicable securities laws when transacting in its own securities.

Award Timing Method	Our regular cadence of equity grants to officers, key employees, and Directors is structured so that the dollar value of the grants is determined in advance, with the actual number of shares under the grant determined based on the closing stock price of a future date that is at least two trading days after release of our quarterly earnings report (and otherwise not while the Company is in possession of material non-public information).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our regular cadence of equity grants to officers, key employees, and Directors is structured so that the dollar value of the grants is determined in advance, with the actual number of shares under the grant determined based on the closing stock price of a future date that is at least two trading days after release of our quarterly earnings report (and otherwise not while the Company is in possession of material non-public information).
MNPI Disclosure Timed for Compensation Value	true